Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other non-current assets [Abstract]
Schedule of other non-current assets
	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Prepayment to suppliers - HNA	—	324,680	50,123
Yield enhancement products from Exchange and trust companies	—	300,267	46,353
Other long term assets	15,368	24,534	3,785
Balance at the end of year	15,368	649,481	100,261